ADVANCED SERIES TRUST
655 BROAD STREET
NEWARK, NJ 07102

September 26, 2022

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:	Advanced Series Trust Registration Statement on Form N-14 (File No. 811-05186)

Commissioners:

On behalf of the Advanced Series Trust (the “Trust”), a Massachusetts trust, we are hereby filing a Registration Statement of Form N-14 in connection with the special meeting of shareholders (the “Meeting”) of the AST Moderate Multi-Asset Portfolio, a series of the Trust.

At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the AST Balanced Asset Allocation Portfolio of the assets and liabilities of the AST Moderate Multi-Asset Portfolio. These materials include the notice of the Meeting, the prospectus/proxy statement and the form of voting instruction card for the AST Moderate Multi-Asset Portfolio.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 420-6867 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez